UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22125

JAVELIN EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

33 Witherspoon Street, Suite 210
Princeton, NJ 04101

(Address of principal executive offices) (Zip code)

Brinton W. Frith
President
33 Witherspoon Street, Suite 210
Princeton, NJ 04101

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-609-356-0800

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

JETS Dow Jones Islamic Market International Index Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Number of shares		Value
	Common Stocks - 99.2%
	Consumer Discretionary - 3.0%
	Auto Components - 0.4%
688	Denso Corp.	$20,286

	Household Durables - 0.9%
2,770	Panasonic Corp., ADR	40,442

	Media - 0.2%
374	Reed Elsevier Plc, ADR	11,250

	Specialty Retail - 1.1%
650	Hennes & Mauritz AB	36,391
280	Inditex S.A.	16,048
		52,439

	Textiles, Apparel & Luxury Goods - 0.4%
694	Compagnie Financiere Richemont S.A.	19,583

	Total Consumer Discretionary	144,000

	Consumer Staples - 1.9%
	Household Products - 1.2%
692	Kao Corp.	17,158
800	Reckitt Benckiser Group Plc	39,127
		56,285

	Personal Products - 0.7%
316	L'Oreal S.A.	31,386

	Total Consumer Staples	87,671

	Energy - 29.7%
	Oil, Gas & Consumable Fuels - 29.7%
5,306	BG Group Plc	92,244
3,867	BP Plc, ADR	205,840
524	Cameco Corp.	14,567
704	Canadian Natural Resources Ltd.	47,302
196	CNOOC Ltd., ADR	26,544
990	EnCana Corp.	57,034
1,926	ENI SpA, ADR	96,011
4,690	Gazprom OAO, ADR	109,043
344	Imperial Oil Ltd.	13,082
570	Lukoil OAO, ADR	30,894
1,168	Origin Energy Ltd.	16,823
2,355	Petroleo Brasileiro S.A., ADR	108,095
1,304	Reliance Industries Ltd., GDR (a)	120,098
3,464	Rosneft Oil Co., GDR	26,049
570	Sasol Ltd., ADR	21,728
1,420	StatoilHydro ASA, ADR	32,007
2,687	Suncor Energy Inc.	92,863
4,750	Surgutneftegaz, ADR	40,660
1,336	Talisman Energy Inc.	23,166
3,075	Total S.A., ADR	182,225
1,064	Tullow Oil Plc	19,195
610	Woodside Petroleum Ltd.	28,064
		1,403,534

	Total Energy	1,403,534

	Health Care - 18.0%
	Biotechnology - 0.5%
794	CSL Ltd.	23,447

	Health Care Equipment & Supplies - 0.3%
562	Cie Generale d'Optique Essilor International S.A., ADR	15,944

	Pharmaceuticals - 17.2%
610	Astellas Pharma Inc.	25,140
2,152	AstraZeneca Plc, ADR	96,732
864	Daiichi Sankyo Co. Ltd.	17,881
3,680	GlaxoSmithKline Plc, ADR	145,397
3,470	Novartis AG, ADR	174,819
620	Novo Nordisk A/S, ADR	39,029
1,005	Roche Holding AG	162,230
3,030	Sanofi-Aventis S.A., ADR	111,958
922	Takeda Pharmaceutical Co. Ltd.	38,513
		811,699

	Total Health Care	851,090

	Industrials - 8.2%
	Construction & Engineering - 0.4%
548	Larsen & Toubro Ltd., GDR	19,125

	Electrical Equipment - 2.9%
3,078	ABB Ltd., ADR	61,683
270	Alstom S.A.	19,682
344	Schneider Electric S.A.	34,826
276	Vestas Wind Systems A/S (b)	19,929
		136,120

	Industrial Conglomerates - 3.3%
1,290	Koninklijke Philips Electronics NV	31,424
1,333	Siemens AG, ADR	123,916
		155,340

	Machinery - 1.0%
254	Fanuc Ltd.	22,837
1,316	Komatsu Ltd.	24,722
		47,559

	Road & Rail - 0.6%
616	Canadian National Railway Co.	30,178

	Total Industrials	388,322

	Information Technology - 14.7%
	Communications Equipment - 3.8%
6,674	Nokia OYJ, ADR	97,574
630	Research In Motion Ltd. (b)	42,556
3,984	Telefonaktiebolaget LM Ericsson, ADR	39,920
		180,050

	Electronic Equipment, Instruments & Components - 2.1%
682	FUJIFILM Holdings Corp.	20,490
4,880	HON HAI Precision Industry Co. Ltd., GDR	40,016
246	Kyocera Corp., ADR	22,573
300	SECOM Co. Ltd.	15,145
		98,224

	IT Services - 0.8%
752	Infosys Technologies Ltd., ADR	36,464

	Office Electronics - 1.3%
1,540	Canon Inc., ADR	61,585

	Semiconductors & Semiconductor Equipment - 5.5%
385	Samsung Electronics Co. Ltd., GDR	131,285
11,853	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	129,909
		261,194

	Software - 1.2%
1,162	SAP AG, ADR	56,787

	Total Information Technology	694,304

	Materials - 17.7%
	Chemicals - 4.5%
346	Air Liquide S.A.	39,322
1,224	BASF SE	64,784
164	K&S AG	8,939
390	Potash Corp. of Saskatchewan Inc.	35,233
542	Shin-Etsu Chemical Co. Ltd.	33,415
626	Syngenta AG, ADR	28,765
		210,458

	Metals & Mining - 13.2%
212	Agnico-Eagle Mines Ltd.	14,384
3,598	Anglo American Plc, ADR	57,136
470	AngloGold Ashanti Ltd., ADR	19,157
1,224	ArcelorMittal	45,459
1,156	Barrick Gold Corp.	43,812
2,468	BHP Billiton Ltd., ADR	162,913
1,707	BHP Billiton Plc, ADR	94,056
472	Cia Siderurgica Nacional S.A., ADR	14,443
980	Goldcorp Inc.	39,563
792	Impala Platinum Holdings Ltd.	18,291
932	Kinross Gold Corp.	20,224
638	Newcrest Mining Ltd.	17,962
370	POSCO, ADR	38,458
1,668	Vale S.A., ADR	38,581
		624,439

	Total Materials	834,897

	Telecommunication Services - 5.1%
	Diversified Telecommunication Services- 0.9%
1,660	China Unicom Hong Kong Ltd., ADR	23,638
9,250	Singapore Telecommunications Ltd.	21,335
		44,973

	Wireless Telecommunication Services - 4.2%
1,030	America Movil S.A.B. de C.V., ADR	45,145
1,475	China Mobile Ltd., ADR	72,437
4	KDDI Corp.	22,606
1,414	MTN Group Ltd.	22,794
2,150	NTT DoCoMo Inc., ADR	34,099
		197,081

	Total Telecommunication Services	242,054

	Utilities - 0.9%
	Electric Utilities - 0.9%
366	EDF S.A.	21,688
1,216	Scottish & Southern Energy Plc	22,813
		44,501

	Total Utilities	44,501

	Total Common Stocks
	(Cost $4,072,102)	4,690,373
	Total Investments-99.2%
	(Cost $4,072,102) (c)	$4,690,373
	Other assets, less cash and liabilities-0.8%	36,505
	Net Assets-100.0%	$4,726,878

(a) Security is exempt from registration under Rule 144A under the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b) Non-income producing security.

(c) At September 30, 2009, the aggregate cost of investments for Federal income tax purposes was $4,072,102. The net unrealized appreciation was $618,271, which consisted of aggregate gross unrealized appreciation of $635,428 and aggregate gross unrealized depreciation of $17,157.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Fair Value of Financial Instruments

The Fund has adopted Accounting Standards Codification 820, Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurement. ASC 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:

Level I – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level II – Inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly. Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs.)

Level III – Unobservable pricing input at the measurement date for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in it entirety.

The following table summarizes the valuation of the Fund’s securities at September 30, 2009 using the fair value hierarchy:

	Quoted Prices	Significant
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Value at
Category	(Level 1)	(Level 2)	(Level 3)	9/30/2009
Consumer Discretionary	$144,000	$-	$-	$144,000
Consumer Staples	87,671	-	-	87,671
Energy	1,403,534	-	-	1,403,534
Health Care	851,090	-	-	851,090
Industrials	388,322	-	-	388,322
Information Technology	694,304	-	-	694,304
Materials	834,897	-	-	834,897
Telecommunication Services	242,054	-	-	242,054
Utilities	44,501	-	-	44,501
Total	$4,690,373	$-	$-	$4,690,373

Susbequent Events

The Adviser has evaluated events and transactions for potential recognition or disclosure through November 20, 2009.  This evaluation did not result in any subsequent events that necessitated additional disclosure and/or adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this Form N-Q, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Javelin Exchange-Traded Trust

By: /s/ Brinton W. Frith
Brinton W. Frith
President (Principal Executive Officer)
Date:   November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brinton W. Frith
Brinton W. Frith
President (Principal Executive Officer)
Date:   November 20, 2009

By: /s/ Brinton W. Frith
Brinton W. Frith
Treasurer (Principal Financial Officer)
Date:   November 20, 2009